Other comprehensive income (loss) (Tables)	12 Months Ended
Mar. 31, 2016
Accumulated other comprehensive income (loss)
Changes in accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31, 2015
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥27,704	¥110,679	¥(5,012)	¥105,667	¥133,371
Pension liability adjustment	(18,809)	2,768	637	3,405	(15,404)
Net unrealized gain on non-trading securities	11,741	16,588	(2,557)	14,031	25,772

Total	¥20,636	¥130,035	¥(6,932)	¥123,103	¥143,739

	Millions of yen
	For the year ended March 31, 2016
	Balance at beginning of year	Other comprehensive income (loss) before reclassifications	Reclassifications out of accumulated other comprehensive income (loss)	Net change during the year	Balance at end of year
Cumulative translation adjustments	¥133,371	¥(79,108)	¥(845)	¥(79,953)	¥53,418
Pension liability adjustment	(15,404)	(18,097)	176	(17,921)	(33,325)
Net unrealized gain on non-trading securities	25,772	363	(1,248)	(885)	24,887

Total	¥143,739	¥(96,842)	¥(1,917)	¥(98,759)	¥44,980

Reclassifications out of accumulated other comprehensive income (loss)

	Millions of yen
	For the year ended March 31
	2015	2016	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Cumulative translation adjustments:
	¥5,995	¥845	Revenue—Other
	(983)	—	Income tax expense

	5,012	845	Net income

	—	—	Net income attributable to noncontrolling interests

	¥5,012	¥845	Net income attributable to NHI shareholders

	Millions of yen
	For the year ended March 31
	2015	2016	Affected line items in consolidated statements of income
	Reclassifications out of accumulated other comprehensive income (loss)	Reclassifications out of accumulated other comprehensive income (loss)
Net unrealized gain on non-trading securities:
	¥4,879	¥2,724	Revenue—Other
	(1,481)	(1,081)	Income tax expense

	3,398	1,643	Net income

	(841)	(395)	Net income attributable to noncontrolling interests

	¥2,557	¥1,248	Net income attributable to NHI shareholders